Results of Operations (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Revenues

	For the Six-month period ended June 30,
(€‘000)	2020	2019
Out-licensing revenue	—	—
Other revenue	5	—

Total Revenue	5	—

Summary of Research And Development Expenses
Research and development expenses
The following table is a summary of manufacturing expenses, clinical, quality and regulatory expenses and other research and development expenses, which are aggregated and presented as research and development expenses in the Group’s consolidated financial statements.

	For the Six-month period ended June 30,
(€‘000)	2020	2019
Employee expenses	4 528	4 179
Travel & Living	107	198
Clinical study costs	2 720	2 786
Preclinical study costs	866	1 729
Process development and scale-up	803	1 504
Consulting fees	191	574
IP filing and maintenance fees	141	135
Share-based payments	398	515
Depreciation	727	719
Rent and utilities	415	366
Others	245	2

Total R&D expenses	11 141	12 706

Summary of General and Administrative Expenses
General and administrative expenses

	For the Six-month period ended June 30,
(€‘000)	2020	2019
Employee expenses	1 733	1 951
Consulting fees	1 025	865
Share-based payments	892	776
Communication & Marketing	289	339
Rent	40	18
Insurances	476	213
Travel & living	77	166
Depreciation	168	177
Others	89	1

Total General and administrative expenses	4 789	4 506

Summary of Other Income and Expenses
Other income and Other expenses

	For the Six-month period ended June 30,
(€‘000)	2020	2019
Remeasurement of contingent consideration	2 445	—
Clinical Development milestone payment	105	—
Remeasurement of RCA’s	105	13
Fair value adjustment on securities	—	—
Others	0	36

Total Other Expenses	2 656	49

Grant income (RCA’s)	615	517
Grant income (Other)	1 023	—
Remeasurement of RCA’s	—	—
Fair value adjustment on securities	—	182
Remeasurement of contingent consideration	—	407
R&D tax credit	371	205
Others	16	—

Total Other Income	2 026	1 311

Earnings (Loss) Per Share

	For the Six-month period ended June 30,
(€‘000)	2020	2019
Loss for the period attributable to Equity Holders	(16 597)	(15 965)
Weighted average number of shares outstanding	13 942 344	11 942 344

Earnings per share (non-fully diluted) in €	(1,19)	(1,34)

Outstanding warrants	1 594 156	1 292 380